Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As of March 31,
	2023	2022
Accounts payable	159,908	846,474
Accrued bonuses	409,706	—
Accrued payroll taxes	14,000	—
Accrued liabilities	121,991	268,999
Current accounts payable and accrued liabilities	705,605	1,115,473